Expense Example {- Franklin Global Real Estate VIP Fund} - FTVIP Class 1-62 - Franklin Global Real Estate VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 102
3 years	370
5 years	658
10 years	$ 1,479